Risk management, funding and liquidity risk and market risk - Group's funding composition (Details) - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Risk management, funding and liquidity risk and market risk
Customer deposits	68.10%	66.90%
Wholesale term funding with residual maturity greater than 12 months	12.90%	13.90%
Wholesale funding with a residual maturity less than 12 months	11.60%	11.40%
Equity	6.90%	7.20%
Securitisation	0.50%	0.60%
Group's total funding	100.00%	100.00%
Movements in the Group's funding composition
Increase in customer deposits, amount	$ 49.4
Long term wholesale funding raised	$ 28.1
Weighted average maturity period for short term funding portfolio	153 days
Increase (decrease) in funding from equity	$ 1.0